RELATED PARTY TRANSACTIONS - Reconciliation of deemed contributions (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Deemed distribution to related parties per consolidated statements of changes in invested capital and equity	$ (29,311)	$ (157,557)
Corporate allocations	(2,167)	(1,709)
Net effect of attribution of the assets and liabilities from Bitmain's business transferred to the Group during the Reorganization	20,535	(235,506)
Total deemed distribution to related parties per consolidated statements of cash flows	$ (10,943)	$ (394,772)